BUSINESS COMBINATION (Details Narrative) $ / shares in Units, ¥ in Millions, $ in Millions				1 Months Ended	11 Months Ended
	Mar. 04, 2022 USD ($) $ / shares shares	Nov. 12, 2021 $ / shares	Nov. 12, 2021 CNY (¥) shares	Mar. 28, 2023 $ / shares shares	Mar. 04, 2022 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2022 CNY (¥)
Equity interest	100.00%
Cash paid	$ 1.9				$ 1.9
Over paid | ¥							¥ 12.0
Cash paid						$ 9.1
Exchange gain					0.3
Class A Ordinary Stocks [Member]
Ordinary shares (in Shares) | shares	10,000,000		4,200,000	1,375,000
Price per share (in Dollars per share) | $ / shares				$ 5.15
Equity interest			70.00%
Ordinary per share (in Dollars per share) | $ / shares	$ 0.365	$ 0.8896
Acquisition of Daji [Member]
Equity interests				100.00%
Acquisition of Shennong [Member]
Total cash consideration			¥ 7.5		$ 8.0